INVENTORY AND SPARE PARTS (Tables)	12 Months Ended
Dec. 31, 2010
INVENTORY AND SPARE PARTS
Schedule of inventory and spare parts

	December 31,
	2010	2009
Handsets and accessories (including consigned to others $3,496 and $nil)	$234,166	$165,709
Spare parts for telecommunication equipment	34,687	26,928
SIM cards and prepaid phone cards	21,879	23,821
Advertising materials	2,011	2,195
Other	27,213	20,918

Total inventory and spare parts	$319,956	$239,571